STAPLED UNITHOLDERS' EQUITY - Trust's unit-based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unit-based Compensation
Unit-based compensation expense	$ 3,944	$ 4,912
Fair value remeasurement expense included in the above	500	1,237
Director/Trustee Deferred Share Unit Plan
Unit-based Compensation
Unit-based compensation expense	948	2,001
Executive Deferred Stapled Unit Plan
Unit-based Compensation
Unit-based compensation expense	$ 2,996	$ 2,911